LOANS - Non-accrual Corporate Loans (Details) (Corporate, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing receivable impaired
Number of months in sustained period of repayment performance for cash-basis loans to return to an accrual status	6 months
Recorded investment	$ 1,183	$ 1,908
Unpaid principal balance	1,533	2,513
Related specific allowance	236	268
Average carrying value	1,344	2,183
Interest Income Recognized	47	43	98
Impaired financing receivable with specific allowance	433	925
Impaired financing receivable without specific allowance	750	983
Commercial and industrial
Financing receivable impaired
Recorded investment	575	769
Unpaid principal balance	863	1,074
Related specific allowance	155	79
Average carrying value	658	967
Interest Income Recognized	32	30
Impaired financing receivable with specific allowance	224	401
Impaired financing receivable without specific allowance	351	368
Financial institutions
Financing receivable impaired
Recorded investment	250	365
Unpaid principal balance	262	382
Related specific allowance	7	3
Average carrying value	278	378
Interest Income Recognized	4	9
Impaired financing receivable with specific allowance	37	24
Impaired financing receivable without specific allowance	213	341
Mortgage and real estate
Financing receivable impaired
Recorded investment	252	515
Unpaid principal balance	287	651
Related specific allowance	24	35
Average carrying value	263	585
Interest Income Recognized	8	3
Impaired financing receivable with specific allowance	70	253
Impaired financing receivable without specific allowance	182	262
Lease financing
Financing receivable impaired
Recorded investment	51	189
Unpaid principal balance	53	190
Related specific allowance	29	131
Average carrying value	85	189
Interest Income Recognized	0	0
Impaired financing receivable with specific allowance	47	186
Impaired financing receivable without specific allowance	4	3
Other
Financing receivable impaired
Recorded investment	55	70
Unpaid principal balance	68	216
Related specific allowance	21	20
Average carrying value	60	64
Interest Income Recognized	3	1
Impaired financing receivable with specific allowance	55	61
Impaired financing receivable without specific allowance	$ 0	$ 9